Fee and commission income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collection and payment services:
Bills	R$ 1,040,113	R$ 1,097,170	R$ 1,228,497
Demand accounts	2,940,423	2,917,271	3,088,728
Cards (Credit and Debit) and Acquiring Services	6,528,718	5,890,549	5,208,160
Checks and other	98,884	109,014	108,487
Orders	905,907	751,766	660,177
Total	11,514,045	10,765,770	10,294,049
Marketing of non-Banking financial products:
Investment funds	510,695	568,455	672,915
Insurance and brokerage commissions	3,646,974	3,524,201	3,499,342
Capitalization plans	712,660	803,052	703,980
Total	4,870,329	4,895,708	4,876,237
Securities services:
Securities underwriting and placement	1,167,677	1,017,763	894,182
Securities trading	291,167	325,960	304,507
Administration and custody	898,058	704,936	640,608
Asset management	1,645	890	946
Total	2,358,547	2,049,549	1,840,243
Other:
Foreign exchange	1,856,492	1,888,194	1,511,807
Financial guarantees	757,770	678,908	804,503
Other fees and commissions	1,097,595	959,594	1,061,250
Total	3,711,857	3,526,696	3,377,560
Total	R$ 22,454,778	R$ 21,237,723	R$ 20,388,089